Document and Entity Information	May 21, 2021
Cover [Abstract]
Entity Registrant Name	PEABODY ENERGY CORP
Amendment Flag	true
Entity Central Index Key	0001064728
Document Type	8-K/A
Document Period End Date	May 21, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-16463
Entity Tax Identification Number	13-4004153
Entity Address, Address Line One	701 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101-1826
City Area Code	(314)
Local Phone Number	342-3400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BTU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously reported, on May 21, 2021, Peabody Energy Corporation (the “Company”) entered into exchange agreements (the “Agreements”) with certain holders (the “Holders”) of the Company’s 6.000% Senior Secured Notes due 2022 (the “Notes”), pursuant to which the Holders agreed to exchange up to $15,500,000 aggregate principal amount of the Notes, subject to certain market and pricing conditions, for shares of the Company’s common stock, par value $0.01 per share (“Common Stock”). Pursuant to the Agreements, as of May 28, 2021 the Company issued or committed to issue an aggregate of 2,621,323 shares of Common Stock to the Holders in exchange for the full $15,500,000 aggregate principal amount of the Notes. The issuances of shares of Common Stock in exchange for the Notes were made in reliance on the exemption from registration provided in Section 3(a)(9) of the Securities Act of 1933 on the basis that the exchange constitutes an exchange with existing securityholders of the Company and no commission or other remuneration was paid or given for soliciting the exchange.